RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
Leased properties under operating lease	$-	293,991
Less: accumulated amortization	-	(174,935)
Right-of-use assets	$-	119,056